OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2017
Other Non-Current Assets

Other non-current assets consisted of the following:

		As of September 30,
		2016	2017
		US$	US$
Long-term prepaid expenses	(1)	1,779	2,954
Rental deposits	(2)	349	527
Deposit of sole distributor agreement	(3)	1,350	1,353
Prepaid investment	(4)	450	1,127
Others		—	1,055

		3,928	7,016

(1)	Long-term prepaid expenses represent golf club membership fees. The amortization of the long-term prepaid expenses was made within a ten-year amortizing period according to the term of the membership and was recorded as “general and administrative expenses” on the consolidated statements of operations.
(2)	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
(3)	Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current deposits since the contract is longer than a year.
(4)	Prepaid investment represents a deposit of an investment, classified as non-current deposit due to the underlying investment term.